SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  June 30, 2012
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Check here if Amendment [   ]; Amendment Number:
                                                  -------

   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      The Mathes Company, Inc.
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Address:   230 Park Avenue
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           New York, NY  10169
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Form 13F File Number:  028-12290
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Richard C. Mathes
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Title:     President
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Phone:     (917) 368-4900
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Signature, Place, and Date of Signing:

       /s/ Richard C. Mathes               New York, NY           07/__/2012
       ------------------------   ------------------------------  ----------

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the
        holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                           FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              1
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Form 13F Information Table Entry Total:         73
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Form 13F Information Table Value Total:        $82,295
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                                               (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.           Form 13F File Number        Name

     1             028-12293                   Sorrell M. Mathes
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                                             Form 13F Information Table

                Column 1                  Column 2    Column 3  Column 4     Column 5      Column 6  Column 7      Column 8
                --------                  --------    --------- -------- ---------------- ---------- -------- --------------------
                                                                                                                       Auth-
                                                                  Value  Shrs or SH/ PUT/ Investment  Other    Voting  ority
             Name of Issuer            Title of Class   Cusip   (x$1000) Prn Amt PRN CALL Discretion Managers   Sole   Shared None
    ---------------------------------- -------------- --------- -------- ------- --- ---- ---------- -------- -------- ------ ----
1   Activision Blizzard In.             COM          00507V109     269   21,000   SH         SOLE              21,000

1   Activision Blizzard In.            COM           00507V109      252  21,000   SH         SOLE              21,000
2   Agco Corp                          COM           001084102    1,780  38,925   SH         SOLE              38,925
3   Amazon Com Inc                     COM           023135106    4,210  18,437   SH         SOLE              18,437
4   Apple Inc.                         COM           037833100    6,798  11,641   SH         SOLE              11,641
5   Applied Matls Inc                  COM           038222105      183  16,000   SH         SOLE              16,000
6   B & G Foods Inc                    COM           05508R106      442  16,600   SH         SOLE              16,600
7   Baidu Com Inc.                     Spons. ADR    056752108      357   3,101   SH         SOLE               3,101
8   Boeing Co                          COM           097023105    2,030  27,320   SH         SOLE              27,320
9   Broadcom Corp.                     Cl. A         111320107    1,925  57,020   SH         SOLE              57,020
10  Buffalo Wild Wings Inc.            COM           119848109      446   5,150   SH         SOLE               5,150
11  Carnival Corp                      Paired CTF    143658300      607  17,725   SH         SOLE              17,725
12  Caterpillar Inc Del                COM           149123101    1,129  13,292   SH         SOLE              13,292
13  Cheesecake Factory Inc.            COM           163072101      569  17,800   SH         SOLE              17,800
14  Chevron Corp.                      COM           166764100    2,405  22,793   SH         SOLE              22,793
15  Chipotle Mexican Grill             Cl. A         169656105      693   1,825   SH         SOLE               1,825
16  Cliffs Natural Resources Inc.      COM           18683K100      453   9,200   SH         SOLE               9,200
17  Coach Inc.                         COM           189754104      427   7,300   SH         SOLE               7,300
18  Coca Cola Co.                      COM           191216099      579   7,410   SH         SOLE               7,410
19  Coca-Cola Femsa S A                Spons. ADR    191241107      432   3,300   SH         SOLE               3,300
20  Consolidated Edison Inc            COM           209115104      241   3,875   SH         SOLE               3,875
21  Cummins Inc                        COM           231021106      351   3,625   SH         SOLE               3,625
22  Deere & Co                         COM           244199105    1,813  22,418   SH         SOLE              22,418
23  Du Pont E I De Nemours             COM           263534109    1,841  36,405   SH         SOLE              36,405
24  EBAY Inc                           COM           278642103    1,127  26,821   SH         SOLE              26,821
25  Enbridge Energy Partners           COM           29250R106    1,876  60,975   SH         SOLE              60,975
26  Exxon Mobil Corp                   COM           30231G102    2,504  29,265   SH         SOLE              29,265
27  Fedex Corp.                        COM           31428X106    1,991  21,730   SH         SOLE              21,730
28  General Mills Inc.                 COM           370334104    1,933  50,165   SH         SOLE              50,165
29  Google Inc                         Cl. A         38259P508    1,650   2,845   SH         SOLE               2,845
30  Harley Davidson Inc                COM           412822108      850  18,578   SH         SOLE              18,578
31  Health Care Inc REIT               COM           42217K106      251   4,300   SH         SOLE               4,300
32  Hershey Co.                        COM           427866108      497   6,899   SH         SOLE               6,899
33  International Business Machines    COM           459200101    2,214  11,322   SH         SOLE              11,322
34  J P Morgan Chase & Co              COM           46625H100    1,739  48,675   SH         SOLE              48,675
35  Johnson & Johnson                  COM           478160104    2,008  29,724   SH         SOLE              29,724
36  Kinder Morgan Energy UT LP         COM           494550106    1,081  13,762   SH         SOLE              13,762
37  Markwest Energy Partners LP        COM           570759100    1,912  38,760   SH         SOLE              38,760
38  Microchip Technology               COM           595017104      227   6,850   SH         SOLE               6,850
39  Mosaic Company (THE)               COM           61945C103      397   7,250   SH         SOLE               7,250
40  National Oilwell Varco Inc         COM           637071101      264   4,100   SH         SOLE               4,100
41  Nestle N                           Spons. ADR    641069406    1,859  31,107   SH         SOLE              31,107
42  Nucor Corp.                        COM           670346105      632  16,675   SH         SOLE              16,675
43  Oceaneering Int'l. Inc.            COM           675232102      902  18,850   SH         SOLE              18,850
44  Panera Bread Co                    Cl. A         69840W108      370   2,650   SH         SOLE               2,650
45  Parker Hannifin Corp               COM           701094104      814  10,583   SH         SOLE              10,583
46  Permian Basin Rlty Trst            COM           714236106      215  12,130   SH         SOLE              12,130
47  PG & E Corp.                       COM           69331C108    1,863  41,155   SH         SOLE              41,155
48  Precision Castparts Corp.          COM           740189105      526   3,200   SH         SOLE               3,200
49  Procter & Gamble Co.               COM           742718109    1,690  27,588   SH         SOLE              27,588
50  Public Svc Entrps Group            COM           744573106    1,851  56,945   SH         SOLE              56,945
51  Qualcomm Inc.                      COM           747525103    1,775  31,870   SH         SOLE              31,870
52  Salesforce.com Inc                 COM           79466L302    1,576  11,400   SH         SOLE              11,400
53  Schlumberger Ltd                   COM           806857108    1,494  23,010   SH         SOLE              23,010
54  Seadrill Ltd.                      COM           G7945E105    1,757  49,470   SH         SOLE              49,470
55  Southern Copper Corp               COM           84265V105    1,126  35,721   SH         SOLE              35,721
56  Starbucks Corp                     COM           855244109      539  10,100   SH         SOLE              10,100
57  Starwood Hotels and Resorts        COM           85590A401      302   5,700   SH         SOLE               5,700
58  SVB Finl Group                     COM           78486Q101      815  13,881   SH         SOLE              13,881
59  Tata Motors Ltd.                   Spons. ADR    876568502      464  21,150   SH         SOLE              21,150
60  Teradata Corp                      COM           88076W103      911  12,646   SH         SOLE              12,646
61  Terra Nitrogen Co LP               COM           881005201      200     945   SH         SOLE                 945
62  Tibco Software Inc.                COM           88632Q103      404  13,500   SH         SOLE              13,500
63  Timken Co.                         COM           887389104      838  18,308   SH         SOLE              18,308
64  Urban Outfitters Inc.              COM           917047102      545  19,750   SH         SOLE              19,750
65  Wabco Holdings Inc                 COM           92927K102      254   4,800   SH         SOLE               4,800
66  Wells Fargo & Co New               COM           949746101    1,795  53,665   SH         SOLE              53,665
67  Whole Foods Mkt Inc                Cl. A         966837106      381   4,000   SH         SOLE               4,000
68  Wynn Resorts Ltd                   COM           983134107      513   4,950   SH         SOLE               4,950
69  JPMorgan Chase Inc Pfd I           Preferred     46625H621      540  19,900   SH         SOLE              19,900
70  Metlife Inc Pfd B 6.50             Preferred     59156R603      243   9,425   SH         SOLE               9,425
71  Wells Fargo & Co Prfd J            Preferred     949746879    2,085  69,040   SH         SOLE              69,040
72  Ishares Inc. MSCI Malaysia         COM           464286830      285  20,000   SH         SOLE              20,000
73  MKT VECT Indonesia Index           COM           57060U753      247   9,000   SH         SOLE               9,000

totals:                                                          82,295


Note:  Issues  can  be  omitted  if  less than 10,000 shares AND value less than $200,000.00
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